Chartered-in Vessels - Obligations related to Finance Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Total Obligations related to finance leases	$ 1,358,485	$ 1,410,904
Current obligations related to finance leases (note 5a)	71,441	69,982
Long-term obligations related to finance leases	$ 1,287,044	$ 1,340,922